Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (8,333,345)	$ (6,661,465)	$ (23,977,547)	$ (16,850,827)	$ (24,557,506)	$ (74,617,312)
Other comprehensive (loss) income, net of taxes
Foreign currency translation adjustments, net of taxes	18,124	(61,299)	28,357	(101,297)	(37,264)	191,287
Total comprehensive loss	(8,315,221)	(6,722,764)	(23,949,190)	(16,952,124)	(24,594,770)	(74,426,025)
Less: Comprehensive income (loss) attributable to non-controlling interests	8,285	(168,985)	23,039	(459,863)	(538,841)	(2,138,272)
Comprehensive loss attributable to Nuvve Holding Corp.	(8,323,506)	(6,553,779)	(23,972,229)	(16,492,261)	(24,055,929)	(72,287,753)
Less: Preferred dividends on redeemable non-controlling interests	(72,092)	(66,601)	(212,062)	(195,912)	(263,846)	(101,856)
Less: Accretion on redeemable non-controlling interests preferred shares	(161,466)	(161,466)	(484,398)	(484,398)	(645,866)	(261,505)
Comprehensive loss attributable to Nuvve Holding Corp. common stockholders	$ (8,089,948)	$ (6,325,712)	$ (23,275,769)	$ (15,811,951)	$ (23,146,217)	$ (71,924,392)